Segment and geographic information - Major components of Income (loss) before income taxes in "Other" (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Segment Reporting Information [Line Items]
Total		¥ 295,297	¥ 237,934
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Net gain (loss) related to economic hedging transactions		901	(1,027)
Realized gain on investments in equity securities held for operating purposes		2,214	496
Equity in earnings of affiliates		24,769	26,351
Corporate items		(26,818)	187
Other	[1],[2]	55,873	(3,686)
Total		¥ 56,939	¥ 22,321

[1]	Includes the impact of Nomura’s own creditworthiness.
[2]	On April 10, 2025, Nomura sold certain land and buildings located in Takanawa 2-chome, Minato-ku, Tokyo, for the effective utilization of its assets. The transaction counterparties included Nomura Real Estate Development Co., Ltd., a subsidiary of Nomura Real Estate Holdings, Inc., an affiliated company, and a third party financing company. Nomura considers the entire transaction to be with a related party. As a result of the sale, a gain of ¥56,144 million is included in Revenue—Other in the consolidated statements of income for the six months ended September 30, 2025.